Goldman Sachs Ultra Short Municipal Income ETF Investment Strategy - Goldman Sachs Ultra Short Municipal Income ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is generally exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes). The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may also seek to obtain exposure to fixed income investments, such as municipal bonds and U.S. government securities, through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Under normal interest rate conditions, the Fund’s duration is expected to be .5 years with a tolerance of +/- 3 months. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund will generally focus its investments in securities of issuers that, at the time of purchase, have a short-term credit rating of at least investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) (at least A-2, P-2, or F2 by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), have a long-term credit rating of at least investment grade by at least one NRSRO (at least BBB-, Baa3, or BBB by S&P, Moody’s or Fitch, respectively) if such securities only maintain long-term ratings, or, if unrated, are determined by Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) to be of comparable credit quality at the time of purchase. The Fund may also rely on the credit quality of a guarantee or demand feature in determining the credit quality of a security supported by the guarantee or demand feature. GSAM measures the Fund’s performance against the Bloomberg Municipal Short-Term Index. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN ONE OR MORE ISSUERS OR IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.